Parent Only Financial Information (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Interest income	$ 11,320	$ 11,453
Provision for loan losses	891	86
Other non-interest expenses	9,407	7,999
Income (loss) before income tax benefit	(814)	131
Income (loss) before income tax (benefit)	(814)	131
Income tax (benefit)	(175)	(98)
Net income (loss)	(639)	229
Parent Company [Member]
Interest income	132	194
Equity in (loss) income of Bank	(146)	323
Provision for loan losses	91
Other non-interest expenses	658	349
Income (loss) before income tax benefit	(763)	168
Income (loss) before income tax (benefit)	(763)	168
Income tax (benefit)	(124)	(61)
Net income (loss)	$ (639)	$ 229